SUBSEQUENT EVENTS (Details) - Subsequent events - CNY (¥) ¥ in Millions	Mar. 26, 2021	Mar. 03, 2021
Pay for default and restoration		¥ 10
Paid for defalut and restoration fee	¥ 10